Risks and Uncertainties (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 009 | Equity Fund, S&P 500 Index Fund
EBP, Risk and Uncertainty [Line Items]
Concentration of investments at fair value to total investments, percent	21.80%	22.10%